Offerings	Jul. 31, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	(1) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) and is omitting this information in reliance on Rule 456(b) and Rule 457(r). Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r). (2) Also includes the registration of an indeterminate amount of debt securities, preferred stock or common stock that may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable debt securities, or preferred stock that provides for exercise or conversion into or purchase of such securities of Choice Hotels International, Inc. Separate consideration may or may not be received for any debt securities or any shares of preferred stock or common stock so issued upon conversion, exchange or redemption.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	(1) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) and is omitting this information in reliance on Rule 456(b) and Rule 457(r). Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r). (2) Also includes the registration of an indeterminate amount of debt securities, preferred stock or common stock that may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable debt securities, or preferred stock that provides for exercise or conversion into or purchase of such securities of Choice Hotels International, Inc. Separate consideration may or may not be received for any debt securities or any shares of preferred stock or common stock so issued upon conversion, exchange or redemption.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) and is omitting this information in reliance on Rule 456(b) and Rule 457(r). Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r). (2) Also includes the registration of an indeterminate amount of debt securities, preferred stock or common stock that may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable debt securities, or preferred stock that provides for exercise or conversion into or purchase of such securities of Choice Hotels International, Inc. Separate consideration may or may not be received for any debt securities or any shares of preferred stock or common stock so issued upon conversion, exchange or redemption.